INVENTORIES	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORIES
17. INVENTORIES

Inventories are as follows:

	At December 31,
	2024	2023
	(€ thousand)
Raw materials	222,243	203,247
Semi-finished goods	239,388	229,791
Finished goods	626,563	515,476
Total inventories	1,088,194	948,514

The amount of inventory write-downs recognized as an expense within cost of sales during 2024 was €36,932 thousand (€20,822 thousand in 2023 and €18,021 thousand in 2022).

Changes in the provision for slow moving and obsolete inventories were as follows:

	2024	2023
	(€ thousand)
At January 1,	123,428	110,963
Provision	36,932	20,822
Utilizations and other changes	(11,132)	(8,357)
At December 31,	149,228	123,428